United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2011

Date of Reporting Period: Quarter ended 07/31/2011

Item 1. Schedule of Investments

Federated Muni and Stock Advantage Fund

Portfolio of Investments

July 31, 2011 (Unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 44.3%
	Consumer Discretionary – 1.3%
51,100	Cinemark Holdings, Inc.	995,939
93,420	Leggett and Platt, Inc.	2,027,214
202,920	Regal Entertainment Group	2,595,347
	TOTAL	5,618,500
	Consumer Staples – 8.6%
225,805	Altria Group, Inc.	5,938,672
21,850	British American Tobacco PLC, ADR	1,997,527
91,100	Heinz (H.J.) Co.	4,795,504
49,405	Imperial Tobacco Group PLC, ADR	3,418,332
59,980	Kimberly-Clark Corp.	3,920,293
9,215	Lorillard, Inc.	978,817
107,320	Philip Morris International Inc.	7,637,964
214,600	Reynolds American, Inc.	7,553,920
	TOTAL	36,241,029
	Energy – 6.8%
98,295	ARC Resources Ltd.	2,562,697
48,405	Baytex Energy Corp.	2,701,804
89,230	Bonavista Energy Corp.	2,684,978
68,565	ConocoPhillips	4,935,994
56,685	Crescent Point Energy Corp.	2,548,140
64,795	Royal Dutch Shell PLC	4,766,320
71,835	Seadrill Ltd.	2,496,985
94,860	Ship Finance International Ltd.	1,508,274
35,535	Total SA, ADR	1,921,378
53,480	Vermilion Energy Inc.	2,681,696
	TOTAL	28,808,266
	Financials – 2.7%
137,785	Cincinnati Financial Corp.	3,765,664
89,460	Mercury General Corp.	3,322,544
198,600	Old Republic International Corp.	2,073,384
80,345	People's United Financial, Inc.	1,018,775
37,405	Sun Life Financial Services of Canada	1,036,119
	TOTAL	11,216,486
	Health Care – 6.3%
229,515	Bristol-Myers Squibb Co.	6,577,900
163,250	GlaxoSmithKline PLC, ADR	7,251,565
135,615	Lilly (Eli) & Co.	5,194,055
84,100	Merck & Co., Inc.	2,870,333
254,160	Pfizer, Inc.	4,890,038
	TOTAL	26,783,891
	Industrials – 2.7%
53,260	BAE Systems PLC, ADR	1,068,928
75,140	Deluxe Corp.	1,768,796
126,815	Donnelley (R.R.) & Sons Co.	2,385,390
287,390	General Electric Co.	5,147,155

Shares or Principal Amount		Value
44,900	Pitney Bowes, Inc.	967,595
	TOTAL	11,337,864
	Information Technology – 0.6%
40,700	Maxim Integrated Products, Inc.	934,472
27,995	Microchip Technology, Inc.	944,831
17,605	Paychex, Inc.	496,989
	TOTAL	2,376,292
	Materials – 0.8%
33,135	MeadWestvaco Corp.	1,031,824
108,885	RPM International, Inc.	2,295,296
	TOTAL	3,327,120
	Telecommunication Services – 7.9%
264,380	AT&T, Inc.	7,735,759
191,165	BCE, Inc.	7,296,768
177,265	CenturyLink, Inc.	6,578,304
174,301	Deutsche Telekom AG, ADR	2,699,923
201,405	Verizon Communications	7,107,582
71,800	Vodafone Group PLC, ADR	2,017,580
	TOTAL	33,435,916
	Utilities – 6.6%
76,900	Ameren Corp.	2,216,258
26,405	American Electric Power Co., Inc.	973,288
52,000	CenterPoint Energy, Inc.	1,018,160
87,915	DPL, Inc.	2,659,429
42,775	DTE Energy Co.	2,131,906
29,800	FirstEnergy Corp.	1,330,570
31,100	Integrys Energy Group, Inc.	1,561,531
107,530	National Grid PLC, ADR	5,289,401
187,500	NiSource, Inc.	3,774,375
101,300	Pepco Holdings, Inc.	1,892,284
67,085	PPL Corp.	1,871,671
26,675	SCANA Corp.	1,045,393
42,130	Scottish & Southern Energy PLC, ADR	919,277
28,480	Southern Co.	1,126,099
	TOTAL	27,809,642
	TOTAL COMMON STOCKS (IDENTIFIED COST $172,820,726)	186,955,006
	MUNICIPAL BONDS – 52.7%
	Alabama – 1.1%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.750%, 10/01/2030	2,061,620
1,050,000	Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	1,011,833
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,376,069
	TOTAL	4,449,522
	California – 5.1%
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	621,733
2,000,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010M), 5.000%, 05/01/2016	2,330,100
3,000,000	California State, UT GO Bonds, 5.000%, 11/01/2022	3,228,330
5,000,000	Regents of University of California, General Revenue Bonds (Series 2009O), 5.750%, 05/15/2029	5,609,100

Shares or Principal Amount		Value
$3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,226,560
4,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.000%, 03/01/2031	3,936,040
1,000,000	Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,010,640
1,545,000	Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,573,861
	TOTAL	21,536,364
	Colorado – 1.2%
600,000	Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.000%, 11/15/2030	608,034
430,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, (United States Treasury and Agency PRF 11/1/2018@100), 11/01/2027	527,674
1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, 11/01/2027	1,241,409
1,250,000	Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,431,700
1,000,000	Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,183,200
	TOTAL	4,992,017
	District of Columbia – 2.0%
2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/01/2019	2,368,080
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (Assured Guaranty Municipal Corp. INS), 06/01/2025	5,182,500
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,048,020
	TOTAL	8,598,600
	Florida – 2.8%
1,265,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375%, 10/01/2029	1,317,080
630,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	528,747
1,975,000	Florida State Board of Education, (Florida State), UT GO Capital Outlay Bonds (Series 2008F), 5.000%, 06/01/2023	2,245,970
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,065,940
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,163,723
330,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	303,960
1,635,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,229,340
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,442,310
470,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	423,559
	TOTAL	11,720,629
	Georgia – 2.6%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,530,700
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,250,830
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	596,421
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RAC (Series 2009), 5.000%, 11/15/2024	1,587,525
	TOTAL	10,965,476
	Guam – 0.1%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	571,130
	Hawaii – 0.3%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,312,400
	Illinois – 3.8%
2,615,000	Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (Assured Guaranty Municipal Corp. INS), 07/01/2017	2,860,130
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,215,093
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.750%, 01/01/2039	1,043,540
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	321,330

Shares or Principal Amount			Value
$1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	793,760
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	789,679
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	515,575
2,500,000		Illinois State, UT GO Bonds (Series 2008), 5.000%, 04/01/2028	2,503,500
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 06/15/2050	1,497,510
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.000%, 06/01/2028	2,265,670
2,000,000		University of Illinois, Auxiliary Facilities System Revenue Bonds (Series 2011A), 5.500%, 04/01/2031	2,104,000
		TOTAL	15,909,787
		Indiana – 1.3%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,255,675
2,302,213	[1]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	396,879
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.250%, 01/01/2021	2,714,000
		TOTAL	5,366,554
		Iowa – 0.2%
1,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	688,575
		Kansas – 0.6%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/ Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,687,057
		Kentucky – 0.4%
1,500,000		Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.000%, 07/01/2019	1,754,460
		Louisiana – 0.2%
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	1,001,290
		Maine – 0.2%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.750%, 07/01/2041	894,213
		Maryland – 0.5%
530,000		Maryland State Economic Development Corp., (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 09/01/2025	522,930
925,000		Maryland State Economic Development Corp., (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.750%, 06/01/2035	906,472
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	497,440
		TOTAL	1,926,842
		Massachusetts – 0.8%
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,420,375
		Michigan – 1.4%
2,500,000		Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Refunding Revenue Bonds (Series 2006A), 5.250%, 11/15/2032	2,397,725
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,075,080
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,036,730
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.000%, 07/01/2030	1,399,050
		TOTAL	5,908,585
		Minnesota – 0.4%
1,275,000		University of Minnesota, GO Bonds (Series 2011A), 5.000%, 12/01/2021	1,499,132
		Missouri – 0.9%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,578,990
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,114,200
		TOTAL	3,693,190

Shares or Principal Amount			Value
		Nebraska – 0.2%
$625,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2010A), 5.700%, 09/01/2031	665,063
		Nevada – 0.7%
495,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	345,851
2,000,000		Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,116,620
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds , 5.100%, 03/01/2022	125,460
580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	292,146
		TOTAL	2,880,077
		New Jersey – 1.5%
1,580,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds (Series 2004), (Radian Asset Assurance, Inc. INS), 5.750%, 06/15/2029	1,565,954
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 06/15/2035	1,331,088
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,419,019
		TOTAL	6,316,061
		New Mexico – 0.1%
500,000	[2,3]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	520,665
		New York – 4.2%
2,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375%, 07/15/2043	2,042,220
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 05/01/2020	2,258,240
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 4.389%, 03/01/2021	3,137,160
2,000,000		New York City, NY TFA, Building Aid Revenue Bonds (Series 2009 S-5), 5.000%, 01/15/2031	2,066,580
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,966,150
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.000%, 02/15/2020	2,338,740
		TOTAL	17,809,090
		North Carolina – 1.0%
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	996,120
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,627,620
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,730,574
		TOTAL	4,354,314
		Ohio – 2.7%
2,850,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,230,504
1,680,000		Buckeye Tobacco Settlement Financing Authority, OH, BUCGEN, 6.500%, 06/01/2047	1,359,070
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.000%, 11/15/2041	1,067,990
2,545,000		Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	2,708,974
2,000,000		Ohio State, Common Schools GO Refunding Bonds (Series 2011A), 5.000%, 08/01/2024	2,290,320
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds , 5.250%, 12/01/2023	353,501
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	459,428
		TOTAL	11,469,787
		Oklahoma – 0.2%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.250%, 11/01/2045	1,019,280
		Pennsylvania – 2.9%
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	300,411
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005) , 5.500%, 11/01/2016	1,355,939
1,000,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.500%, 05/01/2017	1,064,260

Shares or Principal Amount		Value
$2,120,000	Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	2,158,414
1,000,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	992,060
2,500,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,300,200
250,000	Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	251,515
500,000	Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	506,930
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	3,070,230
500,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	429,970
	TOTAL	12,429,929
	Puerto Rico – 0.7%
3,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.000%, 08/01/2042	3,135,540
	South Carolina – 0.7%
2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,375,472
715,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	576,655
	TOTAL	2,952,127
	South Dakota – 1.0%
4,020,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	4,069,687
	Texas – 4.9%
1,545,000	Bexar County, TX Health Facilities Development Corp., (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,383,857
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.250%, 01/01/2046	1,992,860
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	976,480
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	4,150,732
265,000	Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2011A), 6.875%, 05/15/2041	278,152
2,500,000	Love Field Airport Modernization Corporation, TX, (Southwest Airlines Co.), Special Facilities Revenue Bonds (Series 2010), 5.250%, 11/01/2040	2,366,000
500,000	North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	513,025
1,000,000	North Texas Tollway Authority, (North Texas Toll Authority Special Projects System), Special Projects System Revenue Bonds (Series 2011), 5.500%, 09/01/2041	1,061,170
500,000	Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (National Public Finance Guarantee Corporation INS), 03/01/2018	538,230
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,673,220
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.250%, 12/15/2026	2,867,659
2,725,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	2,789,473
	TOTAL	20,590,858
	Virginia – 1.5%
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	5,247,944
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,186,567
	TOTAL	6,434,511
	Washington – 2.7%
1,160,000	Energy Northwest, WA, Wind Project Revenue Bonds , 5.000%, (AMBAC INS), 07/01/2023	1,172,354
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	3,793,226

Shares or Principal Amount		Value
$2,980,000	Washington State Health Care Facilities Authority, (Highline Medical Center), FHA INS Mortgage Revenue Bonds (Series 2008), 6.250%, (FHA INS), 08/01/2036	3,251,150
2,965,000	Washington State, UT GO Bonds (Series 2007A), 5.000%, 07/01/2031	3,108,714
	TOTAL	11,325,444
	West Virginia – 0.2%
1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	868,780
	Wisconsin – 1.6%
1,680,000	Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, (United States Treasury and Agency PRF), 06/01/2027	1,748,393
4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,052,381
	TOTAL	6,800,774
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $220,267,047)	222,538,185
	SHORT-TERM MUNICIPALS – 2.1%[4]
	Michigan – 0.4%
400,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.), (Bank of America N.A. LOC), 0.070%, 8/4/2011	400,000
1,350,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC), (Fifth Third Bank, Cincinnati LOC), 0.260%, 8/4/2011	1,350,000
	TOTAL	1,750,000
	New York – 1.4%
1,400,000	New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs, (Dexia Credit Local LIQ), 0.870%, 8/1/2011	1,400,000
4,550,000	New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs, (Dexia Credit Local LOC), 1.400%, 8/1/2011	4,550,000
	TOTAL	5,950,000
	Ohio – 0.2%
1,000,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle), (Key Bank, N.A. LOC), 0.320%, 8/1/2011	1,000,000
	Pennsylvania – 0.1%
150,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.130%, 8/4/2011	150,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	8,850,000
	PURCHASED CALL OPTIONS – 0.0%
19,600,000	EURO PUT/USD CALL, Strike Price $1.15, Expiration Date 12/30/2011	31,360
27,550,000	GBP PUT/USD CALL, Strike Price $1.35, Expiration Date 12/30/2011	11,020
	TOTAL	42,380
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $419,645)	42,380
	TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $402,357,418)[5]	418,385,571
	OTHER ASSETS AND LIABILITIES - NET — 0.9%[6]	3,972,655
	TOTAL NET ASSETS — 100%	$422,358,226

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $520,665, which represented 0.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $520,665, which represented 0.1%of total net assets.
4	Current rate and next reset date shown on Variable Rate Demand Notes.
5	At July 31, 2011, the cost of investments for federal tax purposes was $402,322,966. The net unrealized appreciation from investments was $16,062,605. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,689,088 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,626,483.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of a security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$130,087,315	$ —	$ —	$130,087,315
International	56,867,691	—	—	56,867,691
Debt Securities:
Municipal Bonds	—	222,538,185	—	222,538,185
Short-Term Municipals	—	8,850,000	—	8,850,000
Purchased Call Options	42,380	—	—	42,380
TOTAL SECURITIES	$186,997,386	$231,388,185	$ —	$418,385,571

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GO	— General Obligation
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PRF	— Prerefunded
RAC	— Revenue Anticipation Certificate
SID	— Special Improvement District
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 21, 2011